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[DECHERT LLP LETTERHEAD]


September 29, 2006

VIA EDGAR


U.S. Securities and Exchange
Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:  ING Equity Trust
     (File No. 811-8817)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is Amendment No. 77 to the registration statement of the ING Equity Trust. This Amendment is being filed under the Investment Company Act of 1940, as amended.

Fees are not required in connection with this filing. Please contact Paul A. Caldarelli at 480.477.2649 or the undersigned at 202.261.3499 if you have any questions.

Sincerely,


/s/ Karl J. Paulson Egbert


cc:  Paul A. Caldarelli, Esq.
     ING U.S. Legal Services

     Jeffrey S. Puretz, Esq.
     Dechert LLP